Schedule of Prepaid Expenses (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses
Insurance	$ 626,706	$ 791,423	$ 808,480
Consulting	278,657	325,100
Marketing			91,667
Others	212,212	160,206	171,889
Prepaid expenses	1,117,575	1,276,729	1,072,036
Less: Current portion	787,189	862,400	659,536
Total non-current portion	$ 330,386	$ 414,329	$ 412,500